Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000243319
Shareholder Report [Line Items]
Fund Name	Dynamic Alpha Macro Fund
Trading Symbol	DYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic Alpha Macro Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at regdocs.blugiant.com/dynamic-alpha-macro/. You can also request this information by contacting us at (833) 462-6344.
Additional Information Phone Number	(833) 462-6344
Additional Information Website	regdocs.blugiant.com/dynamic-alpha-macro/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$187	1.71%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance Overview

Dynamic Alpha Macro Fund ("DYMIX") underperformed the Standard & Poor's 500 Total Return Index ("S&P 500 Index TR") for the one-year period from July 1, 2025 – June 30, 2026, returning 18.79% compared with 22.32% for the S&P 500 Index TR.

Market Factors, Contributors and Detractors Impacting Fund Performance

As the Fund is structured with two differing strategies, impacts will be discussed as such:

Strategic Equities

All equity holdings were additive to performance for the year, with growth and dividend-focused positions contributing the most to results.

Fundamental Global Macro Strategy ("Macro Strategy")

The Macro Strategy benefited primarily from positions in Silver, Coffee, Gold, and Crude Oil. Detractors for the period included Cattle, Copper, Sugar, and currency futures in the British Pound and Japanese Yen. US Treasury futures positions in the 2-Year and 10-Year were the largest detractors for the period, facing substantial headwinds in the wake of the Iran War as rising rates moved sharply against the Fund's positioning.

As always we remain flexible, and positions can change at any time. For more information be sure to read the monthly commentary available at www.dynamicalphafunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Dynamic Alpha Macro Fund	S&P 500 Index TR	Barclay Global Macro Index
Jul-2023	$10,000	$10,000	$10,000
Sep-2023	$9,310	$9,372	$9,831
Dec-2023	$10,554	$10,467	$10,291
Mar-2024	$10,976	$11,572	$10,798
Jun-2024	$11,518	$12,068	$10,805
Sep-2024	$13,476	$12,778	$11,191
Dec-2024	$12,493	$13,086	$11,236
Mar-2025	$12,934	$12,527	$11,542
Jun-2025	$13,675	$13,898	$11,879
Sep-2025	$15,310	$15,027	$12,549
Dec-2025	$15,661	$15,426	$13,440
Mar-2026	$16,303	$14,757	$13,607
Jun-2026	$16,245	$17,001	$13,666

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (July 31, 2023)
Dynamic Alpha Macro Fund	18.79%	18.09%
S&P 500 Index TR	22.32%	19.95%
Barclay Global Macro Index	15.05%	11.30%

Performance Inception Date	Jul. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 245,801,484
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 3,209,382
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$245,801,484 Number of Portfolio Holdings17 Advisory Fee $3,209,382 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
U.S. Treasury Bonds & Notes	11.1%
U.S. Government & Agencies	20.0%
Exchange-Traded Funds	68.9%

Security Type Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	16.2%
ETF - Fixed Income	7.7%
U.S. Governments & Agencies	26.1%
ETF - Equity	50.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Nasdaq 100 ETF	13.6%
Schwab US Dividend Equity ETF	9.4%
United States Treasury Note, 3.750%, 08/31/26	9.3%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	7.7%
United States Treasury Bill, 1.820%, 07/02/26	7.4%
Vanguard Russell 1000 Growth ETF	6.0%
United States Treasury Bill, 3.710%, 09/24/26	5.3%
BNY Mellon US Large Cap Core Equity ETF	5.2%
Vanguard Dividend Appreciation ETF	4.9%
Vanguard Value ETF	4.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.